Other Receivables, Prepayments and Deposits	12 Months Ended
Dec. 31, 2024
Other Receivables, Prepayments and Deposits
Other Receivables, Prepayments and Deposits

7. Other Receivables, Prepayments and Deposits

Other receivables, prepayments and deposits consisted of the following:

	December 31,
	2024	2023

	(in US$’000)
Prepayments	7,924	7,108
Value-added tax receivables	3,297	2,166
Interest receivables	2,741	2,936
Deposits	1,081	1,065
Others	1,566	1,614
	16,609	14,889

No allowance for credit losses has been made for other receivables, prepayments and deposits for the years ended December 31, 2024 and 2023.